LEASES	3 Months Ended
Mar. 31, 2022
Leases
LEASES

NOTE 7 – LEASES

We adopted ASC 842 “Leases” using the modified retrospective approach, electing the practical expedient that allows us not to restate our comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption.

The following was included in our balance sheet as of March 31, 2022:

Operating leases	March 31, 2022

Assets
ROU operating lease assets	$3,061,164

Liabilities
Current portion of operating lease	$360,270
Operating lease, net of current portion	$3,158,040
Total operating lease liabilities	$3,518,310

The weighted average remaining lease term and weighted average discount rate at March 31, 2022 were as follows:

Weighted average remaining lease term (years)	March 31, 2022
Operating leases	8.03
Weighted average discount rate
Operating leases	6.00%

Operating Leases

On March 9, 2022, the Company entered into an operating lease agreement to rent office space in Houston, Texas. This ten-year agreement commenced March 9. 2022 with an annual rent of approximately $81,000 with the first twelve months rent free.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of March 31, 2022:

2022	300,939
2023	558,317
2024	538,312
2025	549,128
2026 and later	2,274,688
Total lease payments	4,221,384
Less imputed interest	(703,074)
Total lease obligations	3,518,310
Less current obligations	(360,270)
Long-term lease obligations	$3,158,040